UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31,

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PERMAL TACTICAL ALLOCATION FUND

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON PERMAL TACTICAL ALLOCATION FUND

Consolidated Schedule of Investments (unaudited)	September 30, 2011

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 96.9%
BH Macro Ltd. USD Shares			222,452	$4,217,045	*
Calamos Investment Trust - Calamos Convertible Fund, Class I Shares			146,513	2,474,599
EMM Umbrella Funds - The Emerging Markets Middle East Fund, Class A Shares			150,731	1,694,217	(a)
iShares Trust:
iShares Bond Funds Series - iShares iBoxx $ Investment Grade Corporate Bond Fund			41,000	4,605,940
iShares Dow Jones U.S. Technology Sector Index Fund			73,800	4,364,532
iShares FTSE NAREIT Mortgage Plus Capped Index Fund			155,000	1,928,200
iShares, Inc. - iShares MSCI Series - iShares MSCI Japan Index Fund			594,629	5,625,190
John Hancock Funds II:
John Hancock Currency Strategies Fund, Class I Shares			529,564	4,972,607	*
John Hancock Floating Rate Income Fund, Class I Shares			506,945	4,572,641
Legg Mason Charles Street Trust, Inc. - Legg Mason BW Global Opportunities Bond Fund, Class IS Shares			810,597	8,900,360	(b)
Legg Mason Partners Equity Trust:
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			62,961	6,707,842	*(b)
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			518,983	6,508,044	(b)
Legg Mason Partners Institutional Trust - Western Asset Institutional U.S. Treasury Reserves, Institutional Class Shares			1,315,921	1,315,921	(b)
Market Vectors ETF Trust - Gold Miners ETF			56,800	3,134,792
Morgan Stanley China A Share Fund, Inc.			134,500	2,850,055	*
Natixis Funds Trust II ASG Managed Futures Strategy Fund, Class Y Shares			414,048	4,484,135
SPDR Gold Trust - SPDR Gold Shares			16,580	2,620,966	*
The Africa Emerging Markets Fund, Class A Shares			68,705	1,552,733	*
The China Fund, Inc.			102,455	2,356,465
The Royce Fund - Royce Special Equity Fund, Institutional Class Shares			229,016	4,190,990	(b)
The Select Sector SPDR Trust:
The Financial Select Sector SPDR Fund			285,700	3,379,831
The Utilities Select Sector SPDR Fund			137,386	4,621,665
Vanguard Specialized Funds - Vanguard Dividend Appreciation Index Fund, ETF Shares			179,000	8,728,040
Western Asset Funds, Inc.:
Western Asset Core Bond Portfolio, Class IS Shares			760,383	9,010,542	(b)
Western Asset High Yield Portfolio, Class IS Shares			289,378	2,326,603	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $108,812,329)				107,143,955

SECURITY
COMMON STOCKS - 2.7%
FINANCIALS - 2.7%
Real Estate Investment Trusts (REITs) - 2.7%
Chimera Investment Corp.			390,200	1,080,854
Invesco Mortgage Capital Inc.			55,600	785,628
MFA Mortgage Investments Inc.			160,760	1,128,535

TOTAL COMMON STOCKS (Cost - $3,996,303)				2,995,017

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $112,808,632)				110,138,972

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
State Street Bank & Trust Co. repurchase agreement, dated 9/30/11; Proceeds at maturity - $435,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 12/29/11; Market Value - $444,978) (Cost - $435,000)	0.010%	10/3/11	$435,000	435,000

TOTAL INVESTMENTS - 100.0% (Cost - $113,243,632#)				110,573,972
Liabilities in Excess of Other Assets - 0.0%				(39,876)

TOTAL NET ASSETS - 100.0%				$110,534,096

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Permal Tactical Allocation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund may invest directly in fixed income, indexed or other performance-related instruments (including exchange-traded notes (“ETNs”)), equity securities, forwards and derivatives. However, while authorized to invest directly, most of the Fund’s long or short exposure to asset classes will be achieved indirectly through investments in a combination of intermediary securities such as open-end (including exchange-traded funds (“ETFs”)), and closed-end funds as well as funds that are commonly referred to as hedge funds.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Tactical Allocation Fund, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

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Notes to Consolidated Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Investment in Underlying Funds	$105,449,738	$1,694,217	—	$107,143,955
Common stocks	2,995,017	—	—	2,995,017

Total long-term investments	$108,444,755	$1,694,217	—	$110,138,972

Short-term investments†	—	435,000	—	435,000

Total investments	$108,444,755	$2,129,217	—	$110,573,972

†	See Consolidated Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risk may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Fund of Funds Risk. Your cost of investing in the Fund, as fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investments from such underlying fund at a time that is unfavorable to the Fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

(f) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments

The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

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Notes to Consolidated Schedule of Investments (unaudited) (continued)

As of September 30, 2011, the Fund did not have any open derivative transactions.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,594,683
Gross unrealized depreciation	(5,264,343)

Net unrealized depreciation	$(2,669,660)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2011, the Fund did not have any derivative instruments outstanding.

During the period ended September 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$36,558
Forward foreign currency contracts (to sell)†	2,497,032

†	At September 30, 2011, there were no open positions held in this derivative.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2011